Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries	12 Months Ended
Dec. 31, 2022
MDXHEALTH INC.[Member]
Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries [Line Items]
Address	15279 Alton Parkway – Suite 100 – Irvine, CA 92618
Incorporation Date	Apr. 14, 2003
Number of employees	236 at December 31, 2022, 176 at December 31, 2021 and 163 at December 31, 2020.
MDXHEALTH B.V [Member]
Subsidiaries (Details) - Schedule of wholly-owned direct subsidiaries [Line Items]
Address	Transistorweg 5, 6534 AT Nijmegen, The Netherlands
Incorporation Date	Oct. 18, 2006
Incorporated into MDxHealth on	Sep. 18, 2015
Number of employees	12 at December 31, 2022, 11 at December 31, 2021 and 9 at December 31, 2020.